CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net Revenues	$ 93,434	579,717	259,534	171,527
Operating expenses:
Cost of services	(8,689)	(53,909)	(27,818)	(18,476)
Sales and marketing	(28,025)	(173,883)	(84,596)	(45,794)
General and administrative	(25,192)	(156,309)	(73,190)	(57,784)
Service development expenses	(9,573)	(59,398)	(28,686)	(26,571)
Write-off of deferred offering expenses	(522)	(3,241)		(6,404)
Total operating expenses	(72,001)	(446,740)	(214,290)	(155,029)
Other operating income	2,807	17,414	14,560	4,193
Government grant	587	3,643	2,792	2,242
Other operating expenses	(730)	(4,527)	(2,678)	(1,821)
Operating profit	24,097	149,507	59,918	21,112
Interest income	2,741	17,009	2,058	1,132
Interest expense	(57)	(356)	(5,407)
Changes in fair value of the derivative component of the convertible note			(26,809)
Changes in fair value of the structured deposit	(181)	(1,124)
Income before income tax	26,600	165,036	29,760	22,244
Income tax benefit (expense)	(1,287)	(7,987)	76,294	(18,001)
Net income	25,313	157,049	106,054	4,243
Other comprehensive income (loss), net of tax
Foreign currency translation gain (loss)	1,957	12,145	(5,496)	58
Comprehensive income	$ 27,270	169,194	100,558	4,301
Earnings per share for Class A and Class B ordinary shares outstanding:
Basic	$ 0.07	0.46	0.45	0.02
Diluted	$ 0.07	0.44	0.41	0.02
Earnings per American Depositary Share ("ADS") (1 ADS represents 10 Class A ordinary shares)
Basic	$ 0.74	4.62	4.45
Diluted	$ 0.71	4.39	4.08
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	339,782,819	339,782,819	238,342,685	229,374,777
Diluted	357,848,704	357,848,704	259,729,367	233,678,481